Employee Benefit Plans (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 6,859,000	$ 6,149,000	$ 6,149,000	$ 13,684,000	$ 12,521,000
Interest cost	7,246,000	6,972,000	6,972,000	14,575,000	13,915,000
Expected return on plan assets	(3,868,000)	(4,104,000)	(4,104,000)	(7,740,000)	(8,202,000)
Amortization of unrealized losses	7,519,000	8,106,000	8,106,000	15,426,000	17,335,000
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements	(29,000)	0	0	(59,000)	0
Net periodic benefit costs	$ 17,727,000	$ 17,123,000	$ 17,123,000	$ 35,886,000	$ 35,569,000